Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	kr 10,545
Property, plant and equipment, closing balance	8,789	kr 10,545
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	2,813
Property, plant and equipment, closing balance	2,526	2,813
Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	671
Property, plant and equipment, closing balance	507	671
Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	6,281
Property, plant and equipment, closing balance	5,015	6,281
Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	780
Property, plant and equipment, closing balance	741	780
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	50,906	49,543
Additions	2,630	2,340
Balances regarding acquired/divested business	(575)
Disposals	(3,435)	(2,569)
Reclassiﬁcations	0	0
Translation differences	(3,663)	1,592
Property, plant and equipment, closing balance	45,863	50,906
Cost [member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	8,085	7,336
Additions	55	208
Balances regarding acquired/divested business	(146)
Disposals	(161)	(301)
Reclassiﬁcations	474	507
Translation differences	(758)	335
Property, plant and equipment, closing balance	7,549	8,085
Cost [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	4,034	3,752
Additions	180	239
Balances regarding acquired/divested business	(366)
Disposals	(149)	(127)
Reclassiﬁcations	99	14
Translation differences	(416)	156
Property, plant and equipment, closing balance	3,382	4,034
Cost [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	38,007	37,397
Additions	1,143	949
Balances regarding acquired/divested business	(63)
Disposals	(2,972)	(1,928)
Reclassiﬁcations	498	524
Translation differences	(2,422)	1,065
Property, plant and equipment, closing balance	34,191	38,007
Cost [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	780	1,058
Additions	1,252	944
Balances regarding acquired/divested business	0
Disposals	(153)	(213)
Reclassiﬁcations	(1,071)	(1,045)
Translation differences	(67)	36
Property, plant and equipment, closing balance	741	780
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(38,099)	(35,254)
Depreciations	(3,247)	(3,861)
Balances regarding divested business	424
Disposals	3,120	2,200
Reclassiﬁcations	0	0
Translation differences	2,795	(1,184)
Property, plant and equipment, closing balance	(35,007)	(38,099)
Accumulated depreciation and amortization [member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(4,786)	(4,265)
Depreciations	(423)	(469)
Balances regarding divested business	118
Disposals	138	277
Reclassiﬁcations	(1)	(128)
Translation differences	473	(201)
Property, plant and equipment, closing balance	(4,481)	(4,786)
Accumulated depreciation and amortization [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(3,179)	(2,898)
Depreciations	(269)	(346)
Balances regarding divested business	249
Disposals	129	103
Reclassiﬁcations	0	86
Translation differences	324	(124)
Property, plant and equipment, closing balance	(2,746)	(3,179)
Accumulated depreciation and amortization [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(30,134)	(28,091)
Depreciations	(2,555)	(3,046)
Balances regarding divested business	57
Disposals	2,853	1,820
Reclassiﬁcations	1	42
Translation differences	1,998	(859)
Property, plant and equipment, closing balance	(27,780)	(30,134)
Accumulated depreciation and amortization [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	0	0
Depreciations	0	0
Balances regarding divested business	0
Disposals	0	0
Reclassiﬁcations	0	0
Translation differences	0	0
Property, plant and equipment, closing balance	0	0
Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(2,262)	(2,094)
Impairment losses	(234)	(282)
Disposals	186	245
Reclassiﬁcations		0
Translation differences	243	(131)
Property, plant and equipment, closing balance	(2,067)	(2,262)
Accumulated impairment losses [member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(486)	(437)
Impairment losses	(135)	(28)
Disposals	17	22
Reclassiﬁcations		(17)
Translation differences	62	(26)
Property, plant and equipment, closing balance	(542)	(486)
Accumulated impairment losses [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(184)	(211)
Impairment losses	8	17
Disposals	24	8
Reclassiﬁcations		15
Translation differences	23	(13)
Property, plant and equipment, closing balance	(129)	(184)
Accumulated impairment losses [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(1,592)	(1,446)
Impairment losses	(90)	(174)
Disposals	128	118
Reclassiﬁcations		2
Translation differences	158	(92)
Property, plant and equipment, closing balance	(1,396)	(1,592)
Accumulated impairment losses [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	0	0
Impairment losses	(17)	(97)
Disposals	17	97
Reclassiﬁcations		0
Translation differences	0	0
Property, plant and equipment, closing balance	kr 0	kr 0